Intangible Assets, Net - Schedule of Intangible Assets (Details)	Dec. 31, 2018 CNY (¥)
Finite Lived Intangible Assets [Line Items]
Total cost	¥ 96,129,761
Less: Accumulated amortization	(1,602,163)
Intangible assets, net	94,527,598
Online Audio/Video Content Platform
Finite Lived Intangible Assets [Line Items]
Total cost	¥ 96,129,761